Other intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangibles	£ 1,786.2	£ 1,842.0	£ 1,936.7
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	1,141.2	1,132.8	1,086.7
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	530.4	594.8	747.5
Other [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	£ 114.6	£ 114.4	£ 102.5